WARRANTS	9 Months Ended
Sep. 30, 2021
Warrants
WARRANTS

NOTE 8. WARRANTS

In connection with the Closing of the Codere Business Combination, the Company, Holdco and Continental Stock Transfer & Trust Company, as warrant agent, entered into the Warrant Amendment Agreement, pursuant to which, among others, as of the Merger Effective Time, (i) each of the issued Public Warrants and Private Warrants that was outstanding immediately prior to the Merger Effective Time ceased to represent a right to acquire one share of the Company’s Class A common stock and instead represented the right to acquire one Holdco Ordinary Share on substantially the same terms as set forth in the Original Warrant Agreement and (ii) the Company assigned to Holdco all of the Company’s right, title and interest in and to the Original Warrant Agreement and Holdco assumed, and agreed to pay, perform, satisfy and discharge in full, all of the Company’s liabilities and obligations under the Original Warrant Agreement arising from and after the Merger Effective Time.

The Holdco public warrants became exercisable as of December 30, 2021. The Holdco public warrants will expire five years after the consummation of the Codere Business Combination or earlier upon redemption or liquidation.

Under the terms of the Original Warrant Agreement, Public Warrants were only exercisable for a whole number of shares. No fractional shares were issuable upon exercise of the Public Warrants. The Company could redeem the Public Warrants (excluding the Private Warrants):

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time after the warrants become exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the shares of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying the warrants.

If and when the warrants became redeemable by the Company, the Company may have exercised its redemption right even if it were unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Under the terms of the Original Warrant Agreement, if the Company called the Public Warrants for redemption, management would have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Original Warrant Agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may have been adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants would not have been adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event would the Company have been required to net cash settle the warrants. If the Company had been unable to complete a Business Combination within the Combination Period and the Company liquidated the funds held in the Trust Account, holders of warrants would not have received any of such funds with respect to their warrants, nor will they have received any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants could have expired worthless.

In addition, under the terms of the Original Warrant Agreement, if (x) the Company issued additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to have been determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by the Sponsor, initial stockholders or their affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represented more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummated its initial Business Combination (such price, the “Market Value”) was below $9.20 per share, then the exercise price of the warrants would have been adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the Newly Issued Price, and the $18.00 per share redemption trigger price of the warrants would have been adjusted (to the nearest cent) to be equal to 180% of the greater of (i) the Market Value or (ii) the Newly Issued Price.

The Private Warrants were identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the shares of Class A common stock that were issuable upon the exercise of the Private Warrants would not have been transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants would have been exercisable on a cashless basis and would be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants were held by someone other than the initial purchasers or their permitted transferees, the Private Warrants would be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.